Preferred stock (Tables)	12 Months Ended
Mar. 31, 2019
Common Stock
Schedule of Stock by Class

The following table shows the changes in the number of issued shares of common stock during the fiscal years ended March 31, 2017, 2018 and 2019:

	2017	2018	2019
	(shares)
Balance at beginning of fiscal year	25,030,525,657	25,386,307,945	25,389,644,945
Issuance of new shares of common stock due to conversion of class XI preferred stock	349,677,288	—	—
Issuance of new shares of common stock due to exercise of stock acquisition rights	6,105,000	3,337,000	2,854,000

Balance at end of fiscal year	25,386,307,945	25,389,644,945	25,392,498,945

Preferred stock
Schedule of Stock by Class

The composition of preferred stock at March 31, 2017, 2018 and 2019 is as follows:

	March 31, 2017		March 31, 2018		March 31, 2019
Class of stock	Authorized	Issued	Authorized	Issued	Authorized	Issued
	(number of shares)
Class XI preferred stock	914,752,000	—	—	—	—	—
Class XIV preferred stock	900,000,000	—	900,000,000	—	900,000,000	—
Class XV preferred stock	900,000,000	—	900,000,000	—	900,000,000	—
Class XVI preferred stock	1,500,000,000	—	1,500,000,000	—	1,500,000,000	—

Summary of Changes in Number of Issued Shares of Common Stock

The following table shows the changes in the number of shares and the aggregate amount of preferred stock during the fiscal year ended March 31, 2017:

	2017
	(shares)	(in millions of yen)
Balance at beginning of fiscal year	914,752,000	914,752
Net change (Note)	(914,752,000)	(914,752)

Balance at end of fiscal year	—	—

Note:	In July 2016, all shares of the class XI preferred stock were converted into common stock and cancelled.